Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Movements of Property, Plant and Equipment
The movements of property, plant and equipment for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
Beginning of year	71,077	870,692	20,170	4,290	52,218	1,018,447

Additions	136	469	396	135	43,574	44,710
Transfer from CIP	2,959	44,805	746	253	(48,763)	—
Transfer to other assets	—	—	—	—	(4,723)	(4,723)
Disposals	(296)	(69,581)	(1,232)	(762)	—	(71,871)

End of year	73,876	846,385	20,080	3,916	42,306	986,563

Accumulated depreciation and impairment:
Beginning of year	(31,714)	(551,399)	(15,444)	(3,189)	(105)	(601,851)

Charge for the year	(2,712)	(62,308)	(1,271)	(551)	(13)	(66,855)
Disposals	204	64,496	1,156	762	—	66,618

End of year	(34,222)	(549,211)	(15,559)	(2,978)	(118)	(602,088)

Net book value:
End of year	39,654	297,174	4,521	938	42,188	384,475

Beginning of year	39,363	319,293	4,726	1,101	52,113	416,596

	2019
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
At December 31, 2018	73,876	846,385	20,080	3,916	42,306	986,563
Impact on initial application of IFRS 16 (Note)	—	(461)	—	—	—	(461)

At January 1, 2019	73,876	845,924	20,080	3,916	42,306	986,102
Additions	160	225	369	116	55,565	56,435
Transfer from CIP	1,279	36,871	839	194	(39,183)	—
Transfer to other assets	—	—	—	—	(4,415)	(4,415)
Disposals	(155)	(49,597)	(1,196)	(498)	(12)	(51,458)

End of year	75,160	833,423	20,092	3,728	54,261	986,664

Accumulated depreciation and impairment:
At December 31, 2018	(34,222)	(549,211)	(15,559)	(2,978)	(118)	(602,088)
Impact on initial application of IFRS 16 (Note)	—	118	—	—	—	118

At January 1, 2019	(34,222)	(549,093)	(15,559)	(2,978)	(118)	(601,970)
Charge for the year	(2,744)	(60,598)	(1,226)	(439)	(5)	(65,012)
Disposals	126	45,956	1,127	498	12	47,719

End of year	(36,840)	(563,735)	(15,658)	(2,919)	(111)	(619,263)

Net book value:
End of year	38,320	269,688	4,434	809	54,150	367,401

At January 1, 2019	39,654	296,831	4,521	938	42,188	384,132

At December 31, 2018	39,654	297,174	4,521	938	42,188	384,475